Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Digital Assets on Loan (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan	19,072,901
Fair Value (in Dollars)	$ 120,087,770
Percentage of Fair Value Share	100.00%
Current
Number of coins on loan, Current	10,548,409.4444	8,120
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 87,326,227	$ 38,618,758
Long-Term
Number of Coins on Loan, Long-term	8,524,491.5556
Bitcoin (BTC) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan	420
Fair Value (in Dollars)	$ 36,894,425
Percentage of Fair Value Share	31.00%
Ethereum (ETH) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan	8,000
Fair Value (in Dollars)	$ 23,879,570
Percentage of Fair Value Share	20.00%
Solana (SOL) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan	326,500
Fair Value (in Dollars)	$ 40,661,634
Percentage of Fair Value Share	34.00%
Sui (SUI) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan	18,737,981
Fair Value (in Dollars)	$ 18,652,141
Percentage of Fair Value Share	16.00%
Bitcoin (BTC) [Member]
Current
Number of coins on loan, Current		120
Digital Assets on Loan Fair Value, Current (in Dollars)		$ 11,379,938
Ethereum (ETH) One [Member]
Current
Number of coins on loan, Current		8,000
Digital Assets on Loan Fair Value, Current (in Dollars)		$ 27,238,820
Total current digital assets on loan [Member]
Current
Number of coins on loan, Current		8,120
Digital Assets on Loan Fair Value, Current (in Dollars)		$ 38,618,758
Bitcoin (BTC) [Member]
Current
Number of coins on loan, Current	420
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 36,894,425
Ethereum (ETH) Two [Member]
Current
Number of coins on loan, Current	8,000
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 23,879,570
Solana (SOL) One [Member]
Current
Number of coins on loan, Current	130,000
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 16,189,931
SUI (SUI) One [Member]
Current
Number of coins on loan, Current	10,409,989.4444
Digital Assets on Loan Fair Value, Current (in Dollars)	$ 10,362,301
Solana (SOL) Two [Member]
Long-Term
Number of Coins on Loan, Long-term	196,500
Fair Value, Long-term (in Dollars)	$ 24,471,703
SUI (SUI) Two [Member]
Long-Term
Number of Coins on Loan, Long-term	8,327,991.5556
Fair Value, Long-term (in Dollars)	$ 8,289,840
Total long-term digital assets on loan [Member]
Long-Term
Number of Coins on Loan, Long-term	8,524,491.5556
Fair Value, Long-term (in Dollars)	$ 32,761,543